Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Time charter revenue Hoegh Gallant	$ 36,941		$ 34,696	$ 72,251	$ 69,472
Operating expenses
Vessel operating expenses	(7,551)		(6,114)	(13,757)	(12,286)
Interest income from joint ventures	189		98	389	231
Interest expense and commitment fees to Hoegh LNG	(5,309)		(9,635)	(10,505)	(15,293)
Total	13,058		2,638	33,219	26,478
Hegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	4,009		10,831	14,133	21,543
Operating expenses
Vessel operating expenses		$ (3,500)
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(2,902)		(3,118)	(6,084)	(8,249)
Hours, travel expense and overhead and Board of Directors' fees	(1,019)		(1,166)	(2,447)	(2,362)
Interest income from joint ventures	191		50	356	133
Interest expense and commitment fees to Hoegh LNG	(311)		(232)	(570)	(427)
Total	$ (32)		$ 6,365	$ 5,388	$ 10,638